Tax Payable (Tables)	12 Months Ended
Sep. 30, 2024
Tax Payable [Abstract]
Schedule of Tax Payable	The amount of tax payable consisted of the following:
	September 30, 2024	September 30, 2023
Income tax payable	$331,612	$861,948
Other payables	117,673	150,155
Total	$449,285	$1,012,103